Trade and other receivables, net - Additional Information (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
IFRS Statement [Line Items]
Stabilization fund paid	$ 208,074
Ecopetrol
IFRS Statement [Line Items]
Stabilization fund paid		$ 50,131
Reficar
IFRS Statement [Line Items]
Stabilization fund paid		$ 157,943